LEASES (Tables)	3 Months Ended
Mar. 31, 2024
Leases [Abstract]
Schedule of Operating Lease, by Balance Sheet Location
The operating right-of-use asset and operating lease liability as of March 31, 2024 and December 31, 2023 were as follows (in thousands):

	AS OF	AS OF
	MARCH 31, 2024	DECEMBER 31, 2023
Operating right-of-use asset	$2,487	$2,952

Operating lease liability
Current	$2,117	$2,063
Non-current	561	$1,110
Total operating lease liability	$2,678	$3,173
The operating right-of-use asset and operating lease liability as of December 31, 2023 and December 31, 2022 are as follows (in thousands):

	AS OF DECEMBER 31,
	2023	2022
Operating right-of-use asset	$2,952	$4,717

Operating lease liability
Current	2,063	1,860
Non-current	1,110	3,173
Total operating lease liability	$3,173	$5,033

Schedule of Operating Lease Maturity
Future minimum rental commitments for the Company’s operating leases reconciled to the operating lease liability are as follows (in thousands):

AS OF
MARCH 31, 2024
2024	1,690
2025	1,137
Thereafter	—
Total future minimum lease payments	$2,827
Less: imputed interest	(149)
Present value of operating lease liability	2,678
Less: current portion of operating lease liability	(2,117)
Non-current portion of operating lease liability	$561
Future minimum rental commitments for the Company’s operating leases reconciled to the operating lease liability are as follows (in thousands):

AS OF DECEMBER 31,
2023
2024	$2,247
2025	1,137
Total future minimum lease payments	$3,384
Less: imputed interest	(211)
Present value of operating lease liability	3,173
Less: current portion of operating lease liability	(2,063)
Non-current portion of operating lease liability	$1,110